13 Financial assets and financial liabilities (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets, at carrying amount	R$ 26,642	R$ 25,264
Financial assets, at fair value	26,642	25,264
Financial liabilities, at carrying amount	645,866	255,559
Financial liabilities, at fair value	645,952	256,543
Loans And Financing [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities, at carrying amount	60,357	77,829
Financial liabilities, at fair value	60,443	78,813
Lease liabilities [member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities, at carrying amount	284,515
Financial liabilities, at fair value	284,515
Accounts Payable To Selling Shareholders [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities, at carrying amount	300,237	177,730
Financial liabilities, at fair value	300,237	177,730
Derivatives [member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities, at carrying amount	757
Financial liabilities, at fair value	757
Restricted Cash [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets, at carrying amount	16,841	18,810
Financial assets, at fair value	16,841	18,810
Trade receivables [member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets, at carrying amount	9,801	5,235
Financial assets, at fair value	9,801	5,235
Derivatives [member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets, at carrying amount		1,219
Financial assets, at fair value		R$ 1,219